INVESTMENTS	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
INVESTMENTS

8.	INVESTMENTS

Available-for-Sale Securities at Fair Value

The Company’s investments in financial assets consist primarily of available-for-sale (“AFS”) debt securities, which are recorded at fair value and included in investments on the interim condensed consolidated balance sheets. These investments primarily consist of fixed income securities issued by U.S. government agencies, local municipalities, and certain corporate entities.

The following table provides a breakdown of the Company’s investments in financial assets, measured at fair value, as of June 30, 2026, and December 31, 2025 (in thousands):

Description	Cost or Amortized Cost December 31, 2025	Cost or Amortized Cost June 30, 2026	Estimated Fair Value December 31, 2025	Deposits / (Withdrawals)	Dividends, Interest & Income	Gross Unrealized Gains	Estimated Fair Value June 30, 2026
Fixed Income	$16,840	$12,552	$16,628	$(4,245)	$169	$165	$12,717
Investment Certificate	103	99	103	(4)	-	-	99
Total	$16,943	$12,651	$16,731	$(4,249)	$169	$165	$12,816

The fair value of investment securities is impacted by interest rates, credit spreads, market volatility, and liquidity conditions. Interest income and dividends earned on AFS debt securities are recognized in interest and dividend income. Unrealized gains and losses resulting from changes in fair value are recorded in other comprehensive income (loss) and are excluded from earnings unless realized or determined to be credit-related.

Equity Investment

On June 30, 2025, the Company acquired a 2.3% minority equity interest in Flyhomes, Inc. (“Flyhomes”), a real estate technology company for total consideration of $2.25 million, through the purchase of preferred shares.

Because the investment does not have a readily determinable fair value, the Company accounts for the investment under the measurement alternative in ASC 321, accounting for investment at cost, less any impairment and adjusted for observable price changes in orderly transactions for the identical or a similar investment.

As of June 30, 2026, the Company had not identified any impairment or observable price changes related to the Flyhomes investment. The investment is classified as an investment in equity securities in the interim condensed consolidated balance sheets.